Other Current Liability - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Miscellaneous Current Liabilities [Abstract]
Government grant for completed appropriation, recognized as other income	$ 106
Government grant for the expropriation, deferred and recognized as other current liabilities	$ 318